Employee Benefit Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
United Kingdom
Defined Contribution Plan Disclosure [Line Items]
Contributions paid	$ 1,800,000	$ 1,000,000.0	$ 0.5
United States | Maximum
Defined Contribution Plan Disclosure [Line Items]
Contributions paid	$ 100,000	$ 100,000